Interest-bearing Loans and Borrowings - Summary of Loans and Borrowings Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2003
Disclosure of detailed information about borrowings [abstract]
Bank overdrafts	$ 111	$ 120
Bank loans	430	541
Bonds	9,946	11,554	$ 300
Interest-bearing loans and borrowings	$ 10,487	$ 12,215